SUPPLEMENTAL CASH FLOW INFORMATION - Interest and Income Taxes Paid (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash Flow Statement [Abstract]
Interest paid	$ 94	$ 41
Income taxes paid	$ 30	$ 20